OTHER ASSETS AND NON-CURRENT ASSETS HELD FOR SALE (Details 1) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Assets And Non-current Assets Held For Sale
Assets received in lieu of payment	$ 18,308	$ 18,855	$ 1,785
Asset to fair value SMU Corp S.A.		18,309
Total	$ 18,308	$ 37,164